Earnings (loss) per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Earnings (loss) per share

26	Earnings (loss) per share

Basic earnings (loss) per share is calculated by means of the division of profit (loss) for the year attributable to the Company’s common and preferred shareholders by the weighted average number of these shares held by shareholders, excluding those held in treasury and following the rules for the distribution of dividends provided for in the Company’s bylaws, as described in Note 25.2, particularly in relation to the limited rights enjoyed by class “B” preferred shares. The calculation of the diluted earnings (loss) per share is based on the weighted average of class “A” preferred shares, assuming the conversion of all preferred shares into treasury that would cause the dilution.

Class A preferred shares are entitled to dividends jointly with the common shares after the mandatory dividends have been attributed, in accordance with the formula provided for in the Company’s bylaws, as described in note 25.2, and there is no higher limit for their participation.

The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings (losses) per share.

	2025	2024	2023
	Basic and diluted	Basic and diluted	Basic and diluted

Loss for the year attributed to Company's shareholders	(9,880)	(11,320)	(4,579)

Reconciliation of income available for distribution, by class (numerator):
Common shares	(5,598)	(6,413)	(2,595)
Preferred shares class "A"	(4,276)	(4,900)	(1,981)
Preferred shares class "B"	(6)	(7)	(3)
	(9,880)	(11,320)	(4,579)

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	345,060,365	345,060,365	344,796,036
Preferred shares class "B"	478,790	478,790	478,790
	797,207,807	797,207,807	796,943,478

Loss per share (in R$)
Common shares	(12.3926)	(14.1998)	(5.7458)
Preferred shares class "A"	(12.3926)	(14.1998)	(5.7458)
Preferred shares class "B"	(12.3926)	(14.1998)	(5.7458)

In the financial years 2025 and 2024, there was no change in the number of the Company’s shares outstanding, and therefore the bases used for the calculation of basic and diluted earnings per share remained unchanged.

As a result of the losses incurred in the financial years 2025, 2024 and 2023, there were no instruments with potential dilutive effect. Accordingly, diluted loss per share equals basic loss per share.